Prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2021
Prepaid expenses and other current assets.
The schedule of prepaid expenses and other current assets

	At June 30,	At December 31,
	2021	2020
Gold bullion	$23.5	$18.6
Prepaid expenses	20.4	16.4
Stream ounces inventory	0.9	0.5
Debt issue costs	0.7	0.6
	$45.5	$36.1